Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Expenses
Schedule of accrued expenses

	March 31,	December 31,
	2024	2023
Clinical trial expenses	$2,070,955	$1,993,784
Other	531,710	424,218
Total	$2,602,665	$2,418,002

	December 31,
	2023	2022
Clinical trial expenses	$1,993,784	$1,884,117
Other	424,218	423,629
Total	$2,418,002	$2,307,746